Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			€ 0	€ 4,786
Increase in fair value	€ 0	€ 536	0	482
Decrease in fair value	0	(156)	0	(72)
Derivative financial liabilities at end of period	0	5,196	0	5,196
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			0	1,166
Increase in fair value				391
Decrease in fair value				0
Derivative financial liabilities at end of period	0	1,557	0	1,557
Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period			0	3,620
Increase in fair value				91
Decrease in fair value				(72)
Derivative financial liabilities at end of period	€ 0	€ 3,639	€ 0	€ 3,639